July 24, 2019
Via EDGAR
Securities and Exchange Commission

Re:	Principal Variable Contracts Funds, Inc.
File Nos. 002-35570, 811-01944
Interactive data files for previous 497 filing
Principal Variable Contracts Funds, Inc. (the “Registrant”) is incorporating by reference the supplement filed on July 12, 2019 (SEC Accession No. 0000012601-19-000167).
Pursuant to Rule 497 under the Securities Act of 1933, as amended, the Registrant is filing interactive data files that relate to Form N-1A items 2-4 in the supplement that the Registrant is incorporating by reference.

Exhibit No.	Exhibits

Ex-101.INS	XBRL Instance Document

Ex-101.SCH	XBRL Taxonomy Extension Schema Document

Ex-101.CAL	XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB	XBRL Taxonomy Extension Label Linkbase Document

Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document